SCHEDULE OF DISAGGREGATION OF REVENUES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Product Information [Line Items]
Total revenues	$ 7,991,103	$ 9,028,187	$ 10,944,753
Campaign Based Marketing Services [Member]
Product Information [Line Items]
Total revenues	4,401,097	3,903,427	3,011,424
Optimization Based Marketing Services [Member]
Product Information [Line Items]
Total revenues	2,723,341	3,986,865	4,157,211
Social Media Platforms Marketing Services [Member]
Product Information [Line Items]
Total revenues	866,665	880,627	1,129,616
Social Commerce [Member]
Product Information [Line Items]
Total revenues		$ 257,268	$ 2,646,502